Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Federal net operating loss carry forwards		$ 133,900,000
State net operating loss carry forwards		$ 23,800,000
Taxable income percentage		80.00%
Unrecognized Tax Benefits		$ 0		$ 0
Infinity Pharmaceuticals Inc [Member]
Increase in valuation allowance against deferred tax assets	$ 12,000,000		$ 13,600,000
Unrecognized Tax Benefits	0		0
Income Tax Examination, Penalties and Interest Accrued	0		0
Income Tax Examination, Penalties and Interest Expense	0		$ 0
State
Expiration year of operating loss carry forwards		2030
State | Infinity Pharmaceuticals Inc [Member]
Federal net operating loss carry forwards	533,300,000
Tax Credit Carryforward, Amount	9,600,000
Domestic Tax Authority [Member] | Infinity Pharmaceuticals Inc [Member]
Federal net operating loss carry forwards	653,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	128,500,000
Tax Credit Carryforward, Amount	$ 37,700,000